December 31, 2007	•	Separate Account B of Pacific Life Insurance Company

Annual
Report

Pacific Life

SEPARATE ACCOUNT B
SCHEDULE OF INVESTMENTS
SEPARATE ACCOUNT B
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Small-Cap Growth (1)	Small-Cap Growth (1)	62,889	$631,577	$836,628
International Value	International Value	76,745	1,100,580	1,407,298
International Small-Cap	International Small-Cap	488	5,072	5,209
Equity Index	Equity Index	706	14,906	23,755
Small-Cap Index	Small-Cap Index	7,708	73,053	105,288
Diversified Research	Diversified Research	5,157	46,870	69,630
Equity	Equity	175,685	4,311,811	3,893,995
American Funds® Growth-Income	American Funds Growth-Income	7,994	90,042	99,687
American Funds Growth	American Funds Growth	4,449	55,900	64,054
Large-Cap Value	Large-Cap Value	18,176	184,010	258,339
Technology	Technology	2,200	15,256	16,864
Short Duration Bond	Short Duration Bond	8,601	83,129	82,987
Floating Rate Loan (2)	Floating Rate Loan	6,102	59,885	57,413
Diversified Bond	Diversified Bond	8,733	87,443	85,355
Growth LT	Growth LT	54,244	1,036,356	1,415,264
Focused 30	Focused 30	7,749	87,388	124,930
Health Sciences	Health Sciences	346	3,142	4,181
Mid-Cap Value	Mid-Cap Value	17,829	204,136	305,968
Large-Cap Growth	Large-Cap Growth	24,143	161,277	226,489
International Large-Cap	International Large-Cap	11,904	87,867	113,022
Small-Cap Value	Small-Cap Value	9,529	134,944	137,226
Multi-Strategy	Multi-Strategy	260,812	3,956,279	4,669,959
Main Street® Core	Main Street Core	4,909	78,218	122,515
Emerging Markets	Emerging Markets	15,696	264,565	329,018
Managed Bond	Managed Bond	256,372	2,637,147	2,904,999
Inflation Managed	Inflation Managed	51,261	568,648	581,964
Money Market	Money Market	52,587	530,394	530,058
High Yield Bond	High Yield Bond	12,814	81,255	84,290
Comstock	Comstock	19,548	161,736	199,827
Mid-Cap Growth	Mid-Cap Growth	18,022	116,175	189,779
Real Estate	Real Estate	8,251	169,556	179,367
Small-Cap Equity (3)	Small-Cap Equity (3)	12	142	148

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(3)	Formerly named VN Small-Cap Value Variable Account and VN Small-Cap Value Portfolio.

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth(1)	Value	Small-Cap	Index	Index	Research	Equity

ASSETS
Investments in portfolios, at value	$836,628	$1,407,298	$5,209	$23,755	$105,288	$69,630	$3,893,995
Receivables:
Due from Pacific Life Insurance Company	—	7,256	35	—	71	25	7,994
Fund shares redeemed	2,442	—	—	3	—	—	—

Total Assets	839,070	1,414,554	5,244	23,758	105,359	69,655	3,901,989

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,442	—	—	3	—	—	—
Fund shares purchased	—	2,029	35	—	71	25	3,167
Other	641	—	—	3	12	4	—

Total Liabilities	3,083	2,029	35	6	83	29	3,167

NET ASSETS	$835,987	$1,412,525	$5,209	$23,752	$105,276	$69,626	$3,898,822

Units Outstanding	81,669	78,668	494	2,249	7,810	5,430	350,053

Accumulation Unit Value	$10.24	$17.96	$10.55	$10.56	$13.48	$12.82	$11.14

Cost of Investments	$631,577	$1,100,580	$5,072	$14,906	$73,053	$46,870	$4,311,811

	American
	Funds	American			Short	Floating
	Growth-	Funds	Large-Cap		Duration	Rate	Diversified
	Income	Growth	Value	Technology	Bond	Loan	Bond

ASSETS
Investments in portfolios, at value	$99,687	$64,054	$258,339	$16,864	$82,987	$57,413	$85,355
Receivables:
Due from Pacific Life Insurance Company	—	—	90	—	—	15	—
Fund shares redeemed	12	9	—	1	45	—	20

Total Assets	99,699	64,063	258,429	16,865	83,032	57,428	85,375

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	12	9	—	1	45	—	20
Fund shares purchased	—	—	90	—	—	15	—
Other	10	3	9	2	—	5	7

Total Liabilities	22	12	99	3	45	20	27

NET ASSETS	$99,677	$64,051	$258,330	$16,862	$82,987	$57,408	$85,348

Units Outstanding	7,841	4,520	17,293	2,425	7,836	5,905	8,198

Accumulation Unit Value	$12.71	$14.17	$14.94	$6.95	$10.59	$9.72	$10.41

Cost of Investments	$90,042	$55,900	$184,010	$15,256	$83,129	$59,885	$87,443

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

ASSETS
Investments in portfolios, at value	$1,415,264	$124,930	$4,181	$305,968	$226,489	$113,022	$137,226
Receivables:
Due from Pacific Life Insurance Company	—	—		126	4	—	16
Fund shares redeemed	3,453	13	—	—	126	12	—

Total Assets	1,418,717	124,943	4,181	306,094	226,619	113,034	137,242

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,453	13	—	—	126	12	—
Fund shares purchased	—	—	—	126	—	—	16
Other	2,356	6	—	20	—	7	4

Total Liabilities	5,809	19	—	146	126	19	20

NET ASSETS	$1,412,908	$124,924	$4,181	$305,948	$226,493	$113,015	$137,222

Units Outstanding	130,854	8,414	326	13,357	26,221	9,335	6,609

Accumulation Unit Value	$10.80	$14.85	$12.81	$22.91	$8.64	$12.11	$20.76

Cost of Investments	$1,036,356	$87,388	$3,142	$204,136	$161,277	$87,867	$134,944

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2007

	Variable Accounts
	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Street Core	Markets	Bond	Managed	Market	Bond

ASSETS
Investments in portfolios, at value	$4,669,959	$122,515	$329,018	$2,904,999	$581,964	$530,058	$84,290
Receivables:
Due from Pacific Life Insurance Company	—	34		—	—	577	—
Fund shares redeemed	1,271	—	38	1,691	369	—	8

Total Assets	4,671,230	122,549	329,056	2,906,690	582,333	530,635	84,298

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,271	—	38	1,691	369	—	8
Fund shares purchased	—	34	—	—	—	153	—
Other	7,688	20	18	2,626	54	—	—

Total Liabilities	8,959	54	56	4,317	423	153	8

NET ASSETS	$4,662,271	$122,495	$329,000	$2,902,373	$581,910	$530,482	$84,290

Units Outstanding	234,750	12,120	13,274	171,423	36,096	41,882	6,562

Accumulation Unit Value	$19.86	$10.11	$24.78	$16.93	$16.12	$12.67	$12.84

Cost of Investments	$3,956,279	$78,218	$264,565	$2,637,147	$568,648	$530,394	$81,255

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity(1)

ASSETS
Investments in portfolios, at value	$199,827	$189,779	$179,367	$148
Receivables:
Due from Pacific Life Insurance Company	86	—		—
Fund shares redeemed	—	53	22	—

Total Assets	199,913	189,832	179,389	148

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	53	23	—
Fund shares purchased	86	—	—	—
Other	7	9	—	—

Total Liabilities	93	62	23	—

NET ASSETS	$199,820	$189,770	$179,366	$148

Units Outstanding	17,780	19,448	5,421	11

Accumulation Unit Value	$11.24	$9.76	$33.09	$13.98

Cost of Investments	$161,736	$116,175	$169,556	$142

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS
SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Small-Cap	International	International	Equity	Small-Cap	Diversified
	Growth(1)	Value	Small-Cap	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$—	$28,700	$59	$448	$1,435	$524	$8,944
EXPENSES
Mortality and expense risk fees and administrative fees	12,493	21,728	82	563	1,698	1,072	60,865

Net Investment Income (Loss)	(12,493)	6,972	(23)	(115)	(263)	(548)	(51,921)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(48,426)	25,689	17	4,078	(1,262)	1,361	(552,526)
Capital gain distributions	—	166,014	—	—	—	—	—

Realized Gain (Loss)	(48,426)	191,703	17	4,078	(1,262)	1,361	(552,526)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	169,991	(117,891)	49	(364)	(1,797)	(455)	825,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,072	$80,784	$43	$3,599	($3,322)	$358	$221,160

	American
	Funds	American			Short	Floating
	Growth-	Funds	Large-Cap		Duration	Rate	Diversified
	Income	Growth	Value	Technology	Bond	Loan (2)	Bond

INVESTMENT INCOME
Dividends	$1,247	$284	$3,227	$3	$3,636	$2,177	$2,939
EXPENSES
Mortality and expense risk fees and administrative fees	1,483	764	3,659	114	1,157	417	816

Net Investment Income (Loss)	(236)	(480)	(432)	(111)	2,479	1,760	2,123

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	750	1,146	946	3,369	(1,175)	(25)	(51)
Capital gain distributions	—	—	—	—	—	—	117

Realized Gain (Loss)	750	1,146	946	3,369	(1,175)	(25)	66

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,189	4,955	6,592	(2,036)	1,332	(2,472)	(2,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,703	$5,621	$7,106	$1,222	$2,636	($737)	($239)

	Growth	Focused	Health	Mid-Cap	Large-Cap	International	Small-Cap
	LT	30	Sciences	Value	Growth	Large-Cap	Value

INVESTMENT INCOME
Dividends	$6,099	$369	$—	$2,422	$—	$1,899	$2,845
EXPENSES
Mortality and expense risk fees and administrative fees	21,985	1,218	53	5,189	4,105	2,558	2,070

Net Investment Income (Loss)	(15,886)	(849)	(53)	(2,767)	(4,105)	(659)	775

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	45,834	290	3	24,774	17,777	(1,581)	(520)
Capital gain distributions	—	—	—	—	—	34,181	—

Realized Gain (Loss)	45,834	290	3	24,774	17,777	32,600	(520)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	183,429	25,052	531	(27,268)	37,566	(15,469)	2,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,377	$24,493	$481	($5,261)	$51,238	$16,472	$2,955

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2007

	Variable Accounts
	Multi-	Main	Emerging	Managed	Inflation	Money	High Yield
	Strategy	Street Core	Markets	Bond	Managed	Market	Bond

INVESTMENT INCOME
Dividends	$138,317	$1,467	$3,274	$130,268	$21,347	$23,511	$9,577
EXPENSES
Mortality and expense risk fees and administrative fees	72,522	1,902	4,222	41,566	7,064	6,823	1,753

Net Investment Income (Loss)	65,795	(435)	(948)	88,702	14,283	16,688	7,824

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	86,331	6,436	(2,154)	19,359	(6,450)	61	(977)
Capital gain distributions	—	—	54,411	3,045	—	—	—

Realized Gain (Loss)	86,331	6,436	52,257	22,404	(6,450)	61	(977)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,058	(989)	34,844	82,944	36,421	(45)	(5,000)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,184	$5,012	$86,153	$194,050	$44,254	$16,704	$1,847

		Mid-Cap	Real	Small-Cap
	Comstock	Growth	Estate	Equity(1)

INVESTMENT INCOME
Dividends	$2,829	$776	$2,485	$—
EXPENSES
Mortality and expense risk fees and administrative fees	3,315	2,022	2,749	8

Net Investment Loss	(486)	(1,246)	(264)	(8)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	3,480	938	(13,699)	(13)
Capital gain distributions	—	—	—	—

Realized Gain (Loss)	3,480	938	(13,699)	(13)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,742)	25,174	(26,740)	43

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($8,748)	$24,866	($40,703)	$22

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Small-Cap Growth(1)		International Value		International Small-Cap
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($12,493)	($11,929)	$6,972	$1,767	($23)	($25)
Realized gain (loss)	(48,426)	(47,832)	191,703	(2,655)	17	(161)
Change in unrealized appreciation (depreciation) on investments	169,991	102,304	(117,891)	332,719	49	89

Net Increase (Decrease) in Net Assets Resulting from Operations	109,072	42,543	80,784	331,831	43	(97)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,750	7,567	3,450	3,667	—	—
Transfers between variable and fixed accounts, net	(185,013)	(7,864)	(50,992)	(142,169)	3,877	4,361
Transfers—policy charges and deductions	(6,114)	(23,782)	(8,876)	(33,219)	(3)	(3)
Transfers—surrenders	(94,178)	(161,528)	(194,102)	(137,322)	(2,915)	(149)
Transfers—other	(21)	(7)	499	1,017	95	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(283,576)	(185,614)	(250,021)	(308,026)	1,054	4,209

NET INCREASE (DECREASE) IN NET ASSETS	(174,504)	(143,071)	(169,237)	23,805	1,097	4,112

NET ASSETS
Beginning of Year or Period	1,010,491	1,153,562	1,581,762	1,557,957	4,112	—

End of Year or Period	$835,987	$1,010,491	$1,412,525	$1,581,762	$5,209	$4,112

	Equity Index		Small-Cap Index		Diversified Research
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($115)	$62	($263)	$239	($548)	($539)
Realized gain (loss)	4,078	2,005	(1,262)	20,475	1,361	3,438
Change in unrealized appreciation (depreciation) on investments	(364)	1,592	(1,797)	(6,063)	(455)	5,064

Net Increase (Decrease) in Net Assets Resulting from Operations	3,599	3,659	(3,322)	14,651	358	7,963

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,205	—	700	—	—	—
Transfers between variable and fixed accounts, net	3,193	726	7,638	8,259	(8,495)	(1,981)
Transfers—policy charges and deductions	(8,709)	(61)	(92)	(2,129)	(16)	(22)
Transfers—surrenders	(3,286)	(4,692)	(9,129)	(3,309)	(3,564)	(3,632)
Transfers—other	79	1	72	(3)	72	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,518)	(4,026)	(811)	2,818	(12,003)	(5,636)

NET INCREASE (DECREASE) IN NET ASSETS	(3,919)	(367)	(4,133)	17,469	(11,645)	2,327

NET ASSETS
Beginning of Year	27,671	28,038	109,409	91,940	81,271	78,944

End of Year	$23,752	$27,671	$105,276	$109,409	$69,626	$81,271

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced on May 5, 2006.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
			American Funds		American Funds
	Equity		Growth-Income		Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($51,921)	($50,614)	($236)	$202	($480)	($230)
Realized gain (loss)	(552,526)	(991,796)	750	2,750	1,146	(96)
Change in unrealized appreciation on investments	825,607	1,375,985	3,189	5,296	4,955	2,031

Net Increase in Net Assets Resulting from Operations	221,160	333,575	3,703	8,248	5,621	1,705

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	22,993	11,152	—	—	—	—
Transfers between variable and fixed accounts, net	(254,669)	(215,140)	4,567	83,394	12,968	47,327
Transfers—policy charges and deductions	(121,670)	(91,118)	(120)	(105)	(76)	(45)
Transfers—surrenders	(446,899)	(776,607)	(12,343)	(11,476)	(7,179)	(6,405)
Transfers—other	380	420	109	(7)	90	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(799,865)	(1,071,293)	(7,787)	71,806	5,803	40,874

NET INCREASE (DECREASE) IN NET ASSETS	(578,705)	(737,718)	(4,084)	80,054	11,424	42,579

NET ASSETS
Beginning of Year	4,477,527	5,215,245	103,761	23,707	52,627	10,048

End of Year	$3,898,822	$4,477,527	$99,677	$103,761	$64,051	$52,627

	Large-Cap Value		Technology		Short Duration Bond
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($432)	($1,777)	($111)	($171)	$2,479	$2,595
Realized gain (loss)	946	58,860	3,369	12	(1,175)	(577)
Change in unrealized appreciation (depreciation) on investments	6,592	(15,528)	(2,036)	791	1,332	685

Net Increase in Net Assets Resulting from Operations	7,106	41,555	1,222	632	2,636	2,703

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,600	—	40	400	—	—
Transfers between variable and fixed accounts, net	68,476	20,869	13,901	933	(19,132)	17,979
Transfers—policy charges and deductions	(86)	(105)	(7)	(21)	(21)	(28)
Transfers—surrenders	(12,791)	(134,036)	(9,419)	—	(9,709)	(4,419)
Transfers—other	145	2	(2)	(1)	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	59,344	(113,270)	4,513	1,311	(28,861)	13,532

NET INCREASE (DECREASE) IN NET ASSETS	66,450	(71,715)	5,735	1,943	(26,225)	16,235

NET ASSETS
Beginning of Year	191,880	263,595	11,127	9,184	109,212	92,977

End of Year	$258,330	$191,880	$16,862	$11,127	$82,987	$109,212

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Floating Rate Loan	Diversified Bond		Growth LT
	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2007(1)	2007	2006(2)	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,760	$2,123	$600	($15,886)	($14,709)
Realized gain (loss)	(25)	66	191	45,834	(235,119)
Change in unrealized appreciation (depreciation) on investments	(2,472)	(2,428)	340	183,429	392,308

Net Increase (Decrease) in Net Assets Resulting from Operations	(737)	(239)	1,131	213,377	142,480

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	3,179	2,610
Transfers between variable and fixed accounts, net	58,571	57,395	31,087	(76,307)	(49,297)
Transfers—policy charges and deductions	(5)	(10)	(5)	(24,339)	(21,465)
Transfers—surrenders	(416)	(3,654)	(354)	(321,729)	(399,013)
Transfers—other	(5)	(1)	(2)	(411)	(152)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	58,145	53,730	30,726	(419,607)	(467,317)

NET INCREASE (DECREASE) IN NET ASSETS	57,408	53,491	31,857	(206,230)	(324,837)

NET ASSETS
Beginning of Year or Periods	—	31,857	—	1,619,138	1,943,975

End of Year or Periods	$57,408	$85,348	$31,857	$1,412,908	$1,619,138

	Focused 30		Health Sciences		Mid-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($849)	($330)	($53)	($122)	($2,767)	($4,366)
Realized gain (loss)	290	(139)	3	335	24,774	102,697
Change in unrealized appreciation (depreciation) on investments	25,052	5,030	531	(1,922)	(27,268)	(40,861)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,493	4,561	481	(1,709)	(5,261)	57,470

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2,000	—	—	—	500	—
Transfers between variable and fixed accounts, net	73,778	11,464	1,812	1,708	(41,277)	(25,433)
Transfers—policy charges and deductions	(45)	(26)	(9)	(3)	(145)	(2,320)
Transfers—surrenders	(6,463)	(2,351)	—	(6,039)	(47,629)	(145,061)
Transfers—other	(4)	1	(1)	1	405	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	69,266	9,088	1,802	(4,333)	(88,146)	(172,810)

NET INCREASE (DECREASE) IN NET ASSETS	93,759	13,649	2,283	(6,042)	(93,407)	(115,340)

NET ASSETS
Beginning of Year	31,165	17,516	1,898	7,940	399,355	514,695

End of Year	$124,924	$31,165	$4,181	$1,898	$305,948	$399,355

(1)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 5, 2006.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Large-Cap Growth		International Large-Cap		Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,105)	($3,819)	($659)	$1,987	$775	$2,240
Realized gain (loss)	17,777	(987)	32,600	13,199	(520)	20,844
Change in unrealized appreciation (depreciation) on investments	37,566	(9,921)	(15,469)	20,565	2,700	(14,075)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,238	(14,727)	16,472	35,751	2,955	9,009

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,500	—	1,750	—	—	—
Transfers between variable and fixed accounts, net	3,724	21,613	(87,859)	89,926	(3,015)	86,699
Transfers—policy charges and deductions	(88)	(3,489)	(93)	(87)	(38)	(37)
Transfers—surrenders	(164,113)	(5,183)	(11,967)	(8,102)	(8,391)	(4,595)
Transfers—other	367	(2)	210	(5)	—	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(158,610)	12,939	(97,959)	81,732	(11,444)	82,065

NET INCREASE (DECREASE) IN NET ASSETS	(107,372)	(1,788)	(81,487)	117,483	(8,489)	91,074

NET ASSETS
Beginning of Year	333,865	335,653	194,502	77,019	145,711	54,637

End of Year	$226,493	$333,865	$113,015	$194,502	$137,222	$145,711

	Multi-Strategy		Main Street Core		Emerging Markets
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$65,795	$59,532	($435)	($222)	($948)	($780)
Realized gain	86,331	156,013	6,436	5,365	52,257	20,535
Change in unrealized appreciation (depreciation) on investments	8,058	304,791	(989)	13,960	34,844	497

Net Increase in Net Assets Resulting from Operations	160,184	520,336	5,012	19,103	86,153	20,252

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,410	3,252	—	—	950	—
Transfers between variable and fixed accounts, net	(229,887)	(135,089)	(13,708)	14,274	12,335	164,050
Transfers—policy charges and deductions	(95,278)	(160,552)	(55)	(70)	(64)	(66)
Transfers—surrenders	(596,224)	(749,272)	(14,088)	(38,681)	(9,879)	(3,676)
Transfers—other	(251)	(707)	124	1	89	(7)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(920,230)	(1,042,368)	(27,727)	(24,476)	3,431	160,301

NET INCREASE (DECREASE) IN NET ASSETS	(760,046)	(522,032)	(22,715)	(5,373)	89,584	180,553

NET ASSETS
Beginning of Year	5,422,317	5,944,349	145,210	150,583	239,416	58,863

End of Year	$4,662,271	$5,422,317	$122,495	$145,210	$329,000	$239,416

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Managed Bond		Inflation Managed		Money Market
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$88,702	$88,667	$14,283	$12,917	$16,688	$14,853
Realized gain (loss)	22,404	24,336	(6,450)	9,633	61	246
Change in unrealized appreciation (depreciation) on investments	82,944	(2,283)	36,421	(26,417)	(45)	(125)

Net Increase (Decrease) in Net Assets Resulting from Operations	194,050	110,720	44,254	(3,867)	16,704	14,974

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,210	4,350	—	—	6,004	4,000
Transfers between variable and fixed accounts, net	154,750	25,625	87,944	(10,033)	230,629	7,608
Transfers—policy charges and deductions	(30,463)	(42,643)	(128)	(163)	(39,177)	(198)
Transfers—surrenders	(556,667)	(498,056)	(33,827)	(21,710)	(134,665)	(106,214)
Transfers—other	(582)	(87)	(55)	1	21	27

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(431,752)	(510,811)	53,934	(31,905)	62,812	(94,777)

NET INCREASE (DECREASE) IN NET ASSETS	(237,702)	(400,091)	98,188	(35,772)	79,516	(79,803)

NET ASSETS
Beginning of Year	3,140,075	3,540,166	483,722	519,494	450,966	530,769

End of Year	$2,902,373	$3,140,075	$581,910	$483,722	$530,482	$450,966

	High Yield Bond		Comstock		Mid-Cap Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,824	$11,346	($486)	$173	($1,246)	($1,238)
Realized gain (loss)	(977)	2,026	3,480	24,270	938	1,965
Change in unrealized appreciation (depreciation) on investments	(5,000)	1,246	(11,742)	7,787	25,174	6,134

Net Increase (Decrease) in Net Assets Resulting from Operations	1,847	14,618	(8,748)	32,230	24,866	6,861

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	500	—
Transfers between variable and fixed accounts, net	263	(12,482)	(12,211)	783	55,372	24,897
Transfers—policy charges and deductions	(59)	(1,747)	(36)	(43)	(42)	(2,299)
Transfers—surrenders	(17,049)	(106,775)	(23,002)	(29,848)	(11,785)	(2,550)
Transfers—other	1	5	172	2	60	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,844)	(120,999)	(35,077)	(29,106)	44,105	20,045

NET INCREASE (DECREASE) IN NET ASSETS	(14,997)	(106,381)	(43,825)	3,124	68,971	26,906

NET ASSETS
Beginning of Year	99,287	205,668	243,645	240,521	120,799	93,893

End of Year	$84,290	$99,287	$199,820	$243,645	$189,770	$120,799

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Real Estate		Small-Cap Equity(1)
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($264)	$3,021	($8)	($101)
Realized gain (loss)	(13,699)	28,103	(13)	4
Change in unrealized appreciation (depreciation) on investments	(26,740)	(4,326)	43	(18)

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,703)	26,798	22	(115)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—
Transfers between variable and fixed accounts, net	58,634	82,215	1,472	112
Transfers—policy charges and deductions	(76)	(84)	(1)	(1)
Transfers—surrenders	(9,593)	(20,206)	(1,820)	—
Transfers—other	150	(3)	52	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	49,115	61,922	(297)	113

NET INCREASE (DECREASE) IN NET ASSETS	8,412	88,720	(275)	(2)

NET ASSETS
Beginning of Year	170,954	82,234	423	425

End of Year	$179,366	$170,954	$148	$423

(1)	Formerly named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The annualized ratio of expenses to average daily net assets is 1.40% for all variable accounts.

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2007	$10.24	81,669	$835,987	0.00%	13.49%
2006	9.02	112,035	1,010,491	0.26%	3.61%
2005	8.71	132,513	1,153,562	0.20%	1.23%
2004	8.60	150,295	1,292,397	0.60%	17.29%
2003	7.33	201,128	1,474,553	0.49%	31.30%

International Value
2007	$17.96	78,668	$1,412,525	1.86%	4.76%
2006	17.14	92,284	1,581,762	1.51%	23.95%
2005	13.83	112,661	1,557,957	1.83%	7.91%
2004	12.81	134,549	1,724,205	1.46%	14.80%
2003	11.16	170,596	1,904,228	1.57%	25.94%

International Small-Cap
2007	$10.55	494	$5,209	1.01%	3.27%
05/05/2006-12/31/2006	10.21	403	4,112	0.23%	0.55%

Equity Index
2007	$10.56	2,249	$23,752	1.12%	3.76%
2006	10.18	2,718	27,671	1.62%	13.92%
2005	8.94	3,138	28,038	0.55%	3.22%
2004	8.66	12,511	108,306	1.56%	9.05%
2003	7.94	17,071	135,519	2.29%	26.51%

Small-Cap Index
2007	$13.48	7,810	$105,276	1.19%	(3.39%)
2006	13.95	7,842	109,409	1.65%	16.15%
2005	12.01	7,654	91,940	0.39%	2.93%
2004	11.67	11,159	130,230	0.51%	16.12%
2003	10.05	14,736	148,087	0.65%	44.49%

Diversified Research
2007	$12.82	5,430	$69,626	0.69%	(0.22%)
2006	12.85	6,324	81,271	0.68%	10.42%
2005	11.64	6,783	78,944	0.47%	3.78%
2004	11.21	4,708	52,793	0.52%	9.66%
2003	10.23	6,455	66,008	0.44%	30.78%

Equity
2007	$11.14	350,053	$3,898,822	0.21%	4.78%
2006	10.63	421,246	4,477,527	0.34%	7.15%
2005	9.92	525,708	5,215,245	0.24%	5.05%
2004	9.44	631,240	5,960,994	0.70%	3.68%
2003	9.11	811,540	7,391,482	0.35%	22.60%

American Funds Growth-Income
2007	$12.71	7,841	$99,677	1.18%	3.19%
2006	12.32	8,423	103,761	1.66%	13.18%
05/02/2005-12/31/2005	10.88	2,178	23,707	2.97%	7.82%

American Funds Growth
2007	$14.17	4,520	$64,051	0.52%	10.37%
2006	12.84	4,099	52,627	0.69%	8.29%
05/02/2005-12/31/2005	11.86	847	10,048	0.73%	16.77%

Large-Cap Value
2007	$14.94	17,293	$258,330	1.24%	2.09%
2006	14.63	13,113	191,880	0.78%	15.95%
2005	12.62	20,887	263,595	1.25%	4.69%
2004	12.06	23,728	286,043	1.06%	8.40%
2003	11.12	29,879	332,283	1.27%	29.42%

Technology
2007	$6.95	2,425	$16,862	0.04%	21.31%
2006	5.73	1,942	11,127	0.00%	7.83%
2005	5.31	1,728	9,184	0.00%	20.03%
2004	4.43	1,532	6,786	0.00%	2.22%
2003	4.33	2,508	10,867	0.00%	40.61%

Short Duration Bond
2007	$10.59	7,836	$82,987	4.43%	3.01%
2006	10.28	10,623	109,212	4.11%	2.82%
2005	10.00	9,299	92,977	2.96%	0.17%
2004	9.98	12,061	120,395	2.56%	(0.20%)
05/01/2003-12/31/2003	10.00	6,079	60,801	2.55%	0.02%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Floating Rate Loan (4)
05/04/2007-12/31/2007	$9.72	5,905	$57,408	7.27%	(2.79%)

Diversified Bond
2007	$10.41	8,198	$85,348	5.05%	(0.10%)
05/05/2006-12/31/2006	10.42	3,057	31,857	4.80%	4.11%

Growth LT
2007	$10.80	130,854	$1,412,908	0.39%	14.01%
2006	9.47	170,967	1,619,138	0.58%	8.19%
2005	8.75	222,089	1,943,975	0.23%	6.18%
2004	8.24	273,640	2,255,714	0.00%	8.86%
2003	7.57	348,389	2,638,052	0.00%	32.12%

Focused 30
2007	$14.85	8,414	$124,924	0.42%	30.00%
2006	11.42	2,729	31,165	0.07%	22.00%
2005	9.36	1,871	17,516	0.87%	20.38%
2004	7.78	1,613	12,541	0.04%	13.25%
2003	6.87	2,016	13,847	0.00%	40.28%

Health Sciences
2007	$12.81	326	$4,181	0.00%	14.84%
2006	11.15	170	1,898	0.00%	6.61%
2005	10.46	759	7,940	0.00%	13.69%
2004	9.20	1,136	10,451	0.00%	6.05%
2003	8.68	2,953	25,617	0.00%	26.05%

Mid-Cap Value
2007	$22.91	13,357	$305,948	0.66%	(3.52%)
2006	23.74	16,821	399,355	0.51%	13.38%
2005	20.94	24,579	514,695	0.53%	7.36%
2004	19.51	24,682	481,421	0.34%	23.34%
2003	15.81	27,978	442,462	0.52%	27.31%

Large-Cap Growth (5)
2007	$8.64	26,221	$226,493	0.00%	19.93%
2006	7.20	46,355	333,865	0.20%	(5.15%)
2005	7.59	44,203	335,653	0.36%	1.51%
2004	7.48	45,940	343,648	0.67%	3.20%
2003	7.25	30,577	221,635	0.21%	23.62%

International Large-Cap
2007	$12.11	9,335	$113,015	1.05%	7.74%
2006	11.24	17,309	194,502	2.36%	25.24%
2005	8.97	8,584	77,019	0.87%	11.13%
2004	8.07	5,808	46,890	1.02%	16.96%
2003	6.90	5,604	38,682	1.30%	28.70%

Small-Cap Value
2007	$20.76	6,609	$137,222	1.93%	1.69%
2006	20.42	7,137	145,711	4.77%	18.09%
2005	17.29	3,160	54,637	1.23%	12.07%
2004	15.43	3,279	50,580	2.03%	22.68%
05/01/2003-12/31/2003	12.57	1,432	18,010	0.71%	25.75%

Multi-Strategy
2007	$19.86	234,750	$4,662,271	2.69%	2.89%
2006	19.30	280,897	5,422,317	2.48%	10.14%
2005	17.53	339,151	5,944,349	2.06%	2.40%
2004	17.12	402,552	6,890,388	1.59%	8.29%
2003	15.81	508,414	8,036,348	1.47%	21.56%

Main Street Core
2007	$10.11	12,120	$122,495	1.09%	2.94%
2006	9.82	14,790	145,210	1.24%	13.58%
2005	8.64	17,421	150,583	1.13%	4.52%
2004	8.27	14,526	120,135	1.19%	8.02%
2003	7.66	20,103	153,912	1.20%	25.19%

Emerging Markets
2007	$24.78	13,274	$329,000	1.09%	31.23%
2006	18.89	12,677	239,416	0.94%	22.67%
2005	15.39	3,824	58,863	1.04%	39.51%
2004	11.03	3,245	35,807	1.75%	32.75%
2003	8.31	4,534	37,691	1.35%	66.14%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	At the End of Each Year or Period			Income to
Variable Accounts		Total Units	Total Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Managed Bond
2007	$16.93	171,423	$2,902,373	4.41%	7.01%
2006	15.82	198,471	3,140,075	4.03%	3.36%
2005	15.31	231,267	3,540,166	3.30%	1.21%
2004	15.12	268,726	4,064,322	2.93%	3.91%
2003	14.55	302,785	4,406,988	4.25%	4.76%

Inflation Managed
2007	$16.12	36,096	$581,910	4.25%	8.60%
2006	14.84	32,586	483,722	3.95%	(0.87%)
2005	14.98	34,690	519,494	2.95%	1.12%
2004	14.81	35,515	525,948	0.80%	7.38%
2003	13.79	34,163	471,142	0.09%	6.74%

Money Market
2007	$12.67	41,882	$530,482	4.85%	3.52%
2006	12.24	36,858	450,966	4.55%	3.24%
2005	11.85	44,786	530,769	2.74%	1.40%
2004	11.69	54,356	635,315	0.99%	(0.39%)
2003	11.73	77,795	912,870	0.80%	(0.61%)

High Yield Bond
2007	$12.84	6,562	$84,290	7.69%	1.01%
2006	12.72	7,808	99,287	7.18%	7.91%
2005	11.78	17,452	205,668	7.09%	0.95%
2004	11.67	19,237	224,569	7.14%	7.90%
2003	10.82	19,890	215,178	7.33%	18.62%

Comstock (6)
2007	$11.24	17,780	$199,820	1.20%	(4.37%)
2006	11.75	20,732	243,645	1.47%	14.72%
2005	10.24	23,479	240,521	1.43%	2.91%
2004	9.95	25,451	253,340	1.36%	15.54%
2003	8.62	13,188	113,615	0.69%	29.56%

Mid-Cap Growth
2007	$9.76	19,448	$189,770	0.54%	21.20%
2006	8.05	15,004	120,799	0.24%	7.42%
2005	7.49	12,528	93,893	0.00%	16.27%
2004	6.45	14,714	94,850	0.00%	19.90%
2003	5.38	11,768	63,268	0.00%	28.58%

Real Estate
2007	$33.09	5,421	$179,366	1.27%	(17.33%)
2006	40.02	4,272	170,954	4.64%	36.15%
2005	29.40	2,798	82,234	0.85%	15.17%
2004	25.52	3,113	79,443	1.89%	35.71%
2003	18.81	4,657	87,596	2.70%	35.61%

Small-Cap Equity (7)
2007	$13.98	11	$148	0.05%	4.55%
2006	13.37	32	423	0.04%	17.03%
05/02/2005-12/31/2005	11.43	37	425	5.63%	(1.22%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Prior to 05/01/2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to 05/01/2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2007 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2007 is comprised of thirty-two subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as presented in the Schedule of Investments on page 1 of this brochure. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Floating Rate Loan Variable Account that commenced operations on May 4, 2007.
     The net assets of the Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Fund’s Equity and Main Street Core Portfolios (the “2007 Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the 2007 Surviving Portfolios (the “2007 Reorganization”). The 2007 Reorganization took place on April 30, 2007. In connection with the 2007 Reorganization, a total of 5,322 outstanding accumulation units (valued at $28,845) of the Concentrated Growth Variable Account were exchanged for 2,586 accumulation units with equal value of the Equity Variable Account; and a total of 326 outstanding accumulation units (valued at $3,311) of the Capital Opportunities Variable Account were exchanged for 323 accumulation units with equal value of the Main Street Core Variable Account.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts respectively, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios, (the “2006 Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the 2006 Surviving Portfolios (the 2006 “Reorganization”). The 2006 Reorganization took place on April 28, 2006. In connection with the 2006 Reorganization, a total of 793 outstanding accumulation units (valued at $7,484) of the Aggressive Growth Variable Account were exchanged for 913 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 4,065 outstanding accumulation units (valued at $46,608) of the Financial Services Variable Account were exchanged for 3,466 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 4,257 outstanding accumulation units (valued at $54,957) of the Equity Income Variable Account were substituted by 4,815 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the year or period ended December 31, 2007, were as follows:

Variable Accounts	Purchases	Sales

Small-Cap Growth (1)	$10,789	$306,785
International Value	30,326	302,399
International Small-Cap	5,016	4,044
Equity Index	38,801	46,881
Small-Cap Index	19,738	22,248
Diversified Research	1,162	14,238
Equity	34,269	895,326
American Funds Growth-Income	7,352	16,622
American Funds Growth	20,480	15,441
Large-Cap Value	90,934	35,248
Technology	20,800	16,399
Short Duration Bond	28,740	58,761
Floating Rate Loan (2)	58,607	875
Diversified Bond	62,407	9,488
Growth LT	39,633	480,938
Focused 30	74,793	6,740
Health Sciences	1,811	62
Mid-Cap Value	16,804	110,143
Large-Cap Growth	37,282	200,015
International Large-Cap	25,743	126,265
Small-Cap Value	269	13,784
Multi-Strategy	6,415	998,901
Main Street Core	4,698	34,328
Emerging Markets	48,078	48,864
Managed Bond	139,111	612,260
Inflation Managed	109,449	62,570
Money Market	255,250	199,281
High Yield Bond	48,630	67,228
Comstock	11,220	49,613
Mid-Cap Growth	62,723	20,638
Real Estate	115,213	68,847
Small-Cap Equity (1)	2,367	2,672

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable, Accounts respectively.

(2)	Operations commenced during 2007 (See Note 1 to Financial Statements).

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2007 and 2006 were as follows:

	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	1,429	(31,795)	(30,366)	3,838	(24,316)	(20,478)
International Value	1,191	(14,807)	(13,616)	2,066	(22,443)	(20,377)
International Small-Cap (2)	444	(353)	91	527	(124)	403
Equity Index	3,180	(3,649)	(469)	1,216	(1,636)	(420)
Small-Cap Index	1,440	(1,472)	(32)	1,028	(840)	188
Diversified Research	101	(995)	(894)	916	(1,375)	(459)
Equity	6,816	(78,009)	(71,193)	12,386	(116,848)	(104,462)
American Funds Growth-Income	617	(1,199)	(582)	8,404	(2,159)	6,245
American Funds Growth	1,481	(1,060)	421	4,068	(816)	3,252
Large-Cap Value	6,362	(2,182)	4,180	5,438	(13,212)	(7,774)
Technology	3,064	(2,581)	483	12,250	(12,036)	214
Short Duration Bond	2,783	(5,570)	(2,787)	2,889	(1,565)	1,324
Floating Rate Loan (3)	5,956	(51)	5,905
Diversified Bond (2)	5,980	(839)	5,141	3,172	(115)	3,057
Growth LT	524	(40,637)	(40,113)	1,526	(52,648)	(51,122)
Focused 30	6,227	(542)	5,685	1,093	(235)	858
Health Sciences	157	(1)	156	2,749	(3,338)	(589)
Mid-Cap Value	793	(4,257)	(3,464)	1,465	(9,223)	(7,758)
Large-Cap Growth	5,300	(25,434)	(20,134)	4,866	(2,714)	2,152
International Large-Cap	2,306	(10,280)	(7,974)	22,540	(13,815)	8,725
Small-Cap Value	16	(544)	(528)	4,504	(527)	3,977
Multi-Strategy	1,088	(47,235)	(46,147)	2,243	(60,497)	(58,254)
Main Street Core	593	(3,263)	(2,670)	3,094	(5,725)	(2,631)
Emerging Markets	2,531	(1,934)	597	14,551	(5,698)	8,853
Managed Bond	11,258	(38,306)	(27,048)	5,478	(38,274)	(32,796)
Inflation Managed	7,346	(3,836)	3,510	4,047	(6,151)	(2,104)
Money Market	21,017	(15,993)	5,024	1,442	(9,370)	(7,928)
High Yield Bond	3,798	(5,044)	(1,246)	753	(10,397)	(9,644)
Comstock	925	(3,877)	(2,952)	1,136	(3,883)	(2,747)
Mid-Cap Growth	6,514	(2,070)	4,444	4,938	(2,462)	2,476
Real Estate	2,937	(1,788)	1,149	2,177	(703)	1,474
Small-Cap Equity (1)	169	(190)	(21)	9,045	(9,050)	(5)

(1)	Prior to May 1, 2007, the Small-Cap Growth and Small-Cap Equity Variable Accounts were named Fasciano Small Equity and VN Small-Cap Value Variable Accounts, respectively.

(2)	Operations commenced on May 5, 2006.

(3)	Operations commenced during 2007 (See Note 1 to Financial Statements).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B (the “Separate Account”) comprised of Small-Cap Growth (formerly Fasciano Small Equity), International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, and Small-Cap Equity (formerly VN Small-Cap Value) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2007, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 29, 2008

Annual Report
as of December 31, 2007

•	Separate Account B of Pacific Life Insurance Company

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	480-08A